Consolidated Statement of Cash Flows (unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,144,448)	$ (2,066,395)	$ (4,049,713)	$ (2,444,491)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	41,700	74,944	128,381	127,316
Depreciation of fixed assets	132,418	125,786	254,608	248,877
Provision for inventory	15,162		2,567	35,000
Share based compensation expense	138,460	259,727	376,662	450,447
Loss/Gain on foreign exchange	74,147	6,193	105,685	$ (28,282)
Change in fair value of derivative liability	(19,792)	269,993	252,633
Loss on extinguishment of debt			682,039
Loss on extension of warrants			146,488
Changes in assets and liabilities:
Accounts receivable	10,342	15,753	88,845	$ (67,868)
Inventory	35,570	(32,747)	(131,663)	48,651
Prepaid expenses	65,259	$ 990	(88,356)	60,256
Security Deposits	6,250
Accounts payable	$ (97,137)	$ (68,737)	(32,321)	65,820
Accrued interest: Related Party		(218,895)	(255,034)	131,401
Accrued interest: Other	$ 23,803	(115,868)	(90,617)	59,745
Accrued liabilities	(33,638)	(45,550)	(87,976)	574,757
Other current liabilities			(2,997)	(20,054)
Cash used in operating activities	(751,904)	(1,794,806)	(2,700,769)	(758,425)
Cash flows used in investing activities:
Purchase of fixed assets	(26,486)	(62,001)	(130,845)	$ (128,054)
Purchase of website	(3,250)	(13,842)	(13,842)
Acquisition of patents	(66,276)	(6,199)	$ (26,455)	$ (66,752)
Acquisition of subsidiary, net of cash acquired				(163,201)
Cash used in investing activities	$ (96,012)	(82,042)	$ (171,142)	(358,007)
Cash flows from financing activities:
Proceeds from issuance of Common stock offering		5,000,000	5,000,000	$ 332,832
Repayment of Notes Payable: Related Party		(126,519)	(126,519)
Repayment of Notes Payable: Other	$ (40,280)	(186,716)	$ (231,337)	$ (71,548)
Proceeds from issuance of Notes Payable: Related Party				640,744
Proceeds from issuance of Notes Payable: Other			$ 83,486	187,043
Cash provided by financing activities	(40,280)	4,686,765	4,725,630	1,089,071
Effect of exchange rate changes on cash	7,256	(1,168)	6,606	(1,157)
Net increase (decrease) in cash	(880,940)	2,808,749	1,860,325	(28,518)
Cash at beginning of period	1,891,658	31,303	31,303	59,821
Cash at end of period	$ 1,010,718	2,840,052	1,891,658	31,303
Supplemental Disclosures of Cash Flow information:
Interest paid:		$ 430,208	$ 462,194	156
Preferred stock dividends satisfied in new preferred stock	$ 82,446
Non-Cash Transactions:
Common Stock issued on conversion of Preferred C Shares				1,157,500
Acquisition of subsidiary: Deferred consideration payable				161,530
Foreign exchange difference on deferred consideration				1,671
Net non-cash transaction				$ 163,201